Convertible Note Payable (Details)													1 Months Ended	7 Months Ended	12 Months Ended
	Feb. 19, 2026 USD ($)	Feb. 11, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Jul. 03, 2025 USD ($)	May 29, 2025 USD ($) $ / shares	Dec. 15, 2024 USD ($) $ / shares shares	Oct. 28, 2024 shares	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) Years $ / shares shares	Oct. 09, 2023 USD ($) Years $ / shares shares	Jul. 06, 2023 USD ($) Years $ / shares shares	May 23, 2023 USD ($) Years $ / shares shares	Jun. 30, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Feb. 26, 2026 shares	Jul. 14, 2025 shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 04, 2025 $ / shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares
Debt Instrument [Line Items]
Aggregate principal amount												$ 1,500,000
Issuance of common stock (in Shares) | shares												5,000			100,000
Fair value warrants (in Shares) | shares								80,000		2,917						72,000		832,576
Warrant exercise price (in Dollars per share) | $ / shares								$ 7.5		$ 27						$ 9.75
Change in fair market value of derivative liability															$ (538,213)	$ (374,365)
Conversion price per share (in Dollars per share) | $ / shares											$ 22.5
Purchase warrant (in Shares) | shares											2,344
Debt issuance costs															1,136,412	1,291,814
Net cash received															200,000
Pay off all previously issued convertible notes																3,388,222
Lender's cost															64,652
Warrant exercisable date								Jun. 05, 2029					Jun. 05, 2029
Derivative liability																112,666
Floor price per share (in Dollars per share) | $ / shares					$ 1
Loss on extinguishment of debt															(9,076,587)
Interest charge														$ 42,333	$ 42,333
Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares										12,834						4,060
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5
Change in fair market value of derivative liability											$ 3,000	$ 9,000				$ 2,880
Warrant exercise price (in Dollars per share) | $ / shares									$ 30		$ 67.5	$ 67.5
First Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares								66,667
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75																		$ 30
Second Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares								80,000											621,353
Warrant exercise price (in Dollars per share) | $ / shares								$ 7.5																		$ 19.5
Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares														504,300	504,300
May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares												5,000
Conversion price (in Dollars per share) | $ / shares												$ 67.5
Conversion floor price per sharre (in Dollars per share) | $ / shares												$ 22.5
Purchase price payment												$ 1,425,000
Principal amount												75,000
Debt issuance costs												$ 175,162
Warrants outstanding (in Shares) | shares												667
Original issue discount														$ 349,654	$ 349,654
May 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Change in fair market value of derivative liability												$ 9,000
Warrant exercise price (in Dollars per share) | $ / shares												$ 67.5
July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 500,000
Debt issuance costs											74,204
Change in fair market value of derivative liability											3,000
Original issue discount											$ 89,191
Percentage promissory notes											13.00%
Price per share (in Dollars per share) | $ / shares											$ 5,122
Conversion price per share (in Dollars per share) | $ / shares											$ 67.5
July 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares											1,667
Warrants outstanding (in Shares) | shares											222
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
July 2023 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares											2,778
October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 700,000
Issuance of common stock (in Shares) | shares										4,666
Fair value warrants (in Shares) | shares										2,917
Conversion price (in Dollars per share) | $ / shares										$ 22.5
Warrant exercise price (in Dollars per share) | $ / shares										$ 27
Debt issuance costs										$ 95,349
Change in fair market value of derivative liability										$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5
Original issue discount														128,748	128,748
Percentage promissory notes										13.00%
Trading price (in Dollars per share) | $ / shares										$ 22.5
October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares										2,333
Warrants outstanding (in Shares) | shares										560
Change in fair market value of derivative liability										$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5
March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 700,000
Issuance of common stock (in Shares) | shares									7,000
Conversion price (in Dollars per share) | $ / shares									$ 15
Debt issuance costs									$ 74,379
Warrants outstanding (in Shares) | shares									16,827
Change in fair market value of derivative liability									$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares									$ 30
Original issue discount									$ 35,000
Percentage promissory notes									13.00%
Purchase warrant (in Shares) | shares									8,077
Trading price (in Dollars per share) | $ / shares									$ 15
Purchase price									$ 665,000
Common stock shares outstanding (in Shares) | shares									7,000
Debt issuance costs									$ 700
March 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Change in fair market value of derivative liability									$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares									$ 30
March 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares									8,750
March 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares									$ 19.5
June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 2,845,000
Issuance of common stock (in Shares) | shares								26,800
Fair value warrants (in Shares) | shares								146,667
Conversion price (in Dollars per share) | $ / shares								$ 11.25
Purchase price payment								$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares																			$ 7.5
Debt issuance costs														$ 224,221	224,221
Original issue discount								$ 142,250
Percentage promissory notes								13.00%
Debt issuance costs															1,082,226	1,291,814
Net cash received															881,210
Pay off all previously issued convertible notes															1,661,540
Finder’s fee															120,000
Waiver fee amount						$ 838,794
Loss on extinguishment of debt					$ 9,076,587
Interest expense															$ 320,282	$ 325,486
June 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares								26,800
Fair value warrants (in Shares) | shares														72,000	72,000				80,000				80,000
Warrant exercise price (in Dollars per share) | $ / shares														$ 9.75	$ 9.75
Issuance of warrants (in Shares) | shares														5,333	5,333
June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Debt issuance costs															$ 621,353
Derivative liability																			$ 621,353
July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 200,000
Conversion price (in Dollars per share) | $ / shares														$ 1	$ 1
Interest charge				$ 60,000
Senior Notes [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes												13.00%
Aggregate principal amount												$ 1,500,000
Senior Notes [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares											$ 48
Convertible Debt [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Lender's cost															$ 40,000
Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																3.26
Stock Price [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																3.26
Stock Price [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												29.4
Stock Price [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											21.3
Stock Price [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										11.55
Stock Price [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														10.39	10.39
Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																88.64
Volatility [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																93.9
Volatility [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												88.8
Volatility [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											88.52
Volatility [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										89.7
Volatility [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														85.72	85.72
Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																4.38
Risk-free Rate [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																4.27
Risk-free Rate [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												3.76
Risk-free Rate [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											4.37
Risk-free Rate [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										4.75
Risk-free Rate [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														4.31	4.31
Annual Dividend Yield [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												0
Annual Dividend Yield [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											0
Annual Dividend Yield [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										0
Annual Dividend Yield [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														0	0
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																4.4
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																3.8
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years												5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years											5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years										5
Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years									5
Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares							206,033									145,153
Price per share (in Dollars per share) | $ / shares																				$ 3.53
Common Stock [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
Common Stock [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares											1,667
Mast Hill Fund, L.P.[Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares												15,366
Mast Hill Fund, L.P.[Member] | First Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares												8,333
Warrant exercise price (in Dollars per share) | $ / shares												$ 67.5
Mast Hill Fund, L.P.[Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares												7,033
Warrant exercise price (in Dollars per share) | $ / shares												$ 48
FirstFire [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares																222
Purchase price payment											$ 475,000
Warrants outstanding (in Shares) | shares											3,000
Change in fair market value of derivative liability																$ 94
Original issue discount											$ 25,000
Issuance of warrants (in Shares) | shares																									2,778
Warrant exercisable date											Jul. 06, 2028
FirstFire [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares											3,000
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
Issuance of warrants (in Shares) | shares																									3,500
FirstFire [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount											$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares										3,500
Debt issuance costs										$ 350,000
Original issue discount										$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares										3,500
Purchase price payment										$ 332,500
Mast Hill [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares																9,000
Warrant exercise price (in Dollars per share) | $ / shares														$ 9.75	$ 9.75
Warrants outstanding (in Shares) | shares														5,333	5,333
Change in fair market value of derivative liability															$ 1,854	$ 3,714
Mast Hill [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares								72,000	9,450	7,560		9,000				9,450					66,667		8,333	3,500
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75	$ 30	$ 37.5		$ 67.5
Warrants outstanding (in Shares) | shares								152,000	9,450	7,560		9,000
Change in fair market value of derivative liability																$ 8,191
Issuance of warrants (in Shares) | shares																						8,750
Mast Hill [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares														$ 7.5	$ 7.5
Warrants outstanding (in Shares) | shares														80,000	80,000
Change in fair market value of derivative liability															$ 32,175
Mast Hill [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares						150,000
Mast Hill [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Purchase price payment										$ 332,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 350,000
Mast Hill [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Original issue discount														$ 97,374	$ 97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Fair value warrants (in Shares) | shares														72,000	72,000
Conversion price (in Dollars per share) | $ / shares														$ 1	$ 1
Warrant exercise price (in Dollars per share) | $ / shares						$ 0.01
Original issue discount														$ 1,460,343	$ 1,460,343
Converted principal amount														$ 2,010,827
Converted shares (in Shares) | shares														2,010,827
Mast Hill [Member] | Waiver Fee [Member]
Debt Instrument [Line Items]
Waiver fee amount						$ 150,000
Mast Hill [Member] | Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																3.26
Mast Hill [Member] | Stock Price [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									6
Mast Hill [Member] | Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																97
Mast Hill [Member] | Volatility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																90.43
Mast Hill [Member] | Volatility [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									85.24
Mast Hill [Member] | Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																4.27
Mast Hill [Member] | Risk-free Rate [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									4.07
Mast Hill [Member] | Annual Dividend Yield [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																3.4
Mast Hill [Member] | Measurement Input, Expected Term [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																4.2
Investor [Member] | July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Debt issuance costs															$ 26,800
Restricted common stock (in Shares) | shares															5,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 233,910
Debt issuance costs	$ 26,910	$ 26,910
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																	0.5099
Subsequent Event [Member] | Mast Hill [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 1
Converted principal amount			$ 545,949
Converted shares (in Shares) | shares			545,949